Tax-related balances - Summary Of Income Tax Credit Recognized In Profit Loss (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Loss before Tax	[1]	€ (33,500)	€ (59,501)
Tax income (at 25%)		8,375	14,288
Unrecognized deferred tax assets on tax losses		(8,375)	(14,288)
Deductions and credits generated		1,178	(844)
Other adjustments		(202)	(422)
Income tax expense/(income)	[1]	€ 976	€ (1,266)

[1]	Unaudited